File No. 33-61553


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 251
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 1999
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28
                                 2,283 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Alabama State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Alabama Trust, Series 28 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Alabama, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Alabama State and local income taxes under existing law. At October 18, 1999, each Unit represented a 1/2,283 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At October 18, 1999, the Public Offering Price per Unit was $1,014.16 plus net interest accrued to date of settlement (three business days after such date) of $.44 and $18.48 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.32% per annum on October 18, 1999, and 5.27% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 5.33% per annum on October 18, 1999, and 5.28% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                            $2,255,000
Number of Units                                                        2,283
Fractional Undivided Interest in the Trust per Unit                  1/2,283
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                       $2,181,033
  Aggregate Value of Bonds per Unit                                  $955.34
  Sales Charge 6.157% (5.8% of Public Offering Price)                 $58.82
  Public Offering Price per Unit                                   $1,014.16*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($58.82 less than the Public Offering Price per Unit)              $955.34*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                  $574,000

Date Trust Established                                        August 9, 1995
Mandatory Termination Date                                 December 31, 2044
Evaluator's Fee: $861 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                      Maximum of $.35
  of the Sponsor                                           per Unit annually
Bookkeeping and administrative expenses                      Maximum of $.10
  payable to the Sponsor                                   per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                     Semi-
                                                           Monthly   Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $56.57    $56.57
  Less: Estimated Annual Expense                             $3.09     $2.57
  Estimated Net Annual Interest Income                      $53.48    $54.00
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $53.48    $54.00
  Divided by 12 and 2, Respectively                          $4.46    $27.00
Estimated Daily Rate of Net Interest Accrual                  $.1486    $.1500
Estimated Current Return Based on Public
  Offering Price                                              5.27%     5.32%
Estimated Long-Term Return Based on Public
  Offering Price                                              5.28%     5.33%

Trustee's Annual Fee: $1.44 and $.99 per Unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 251, The First Trust of Insured Municipal
Bonds - Multi-State, Alabama Trust, Series 28

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 251, The First Trust of Insured Municipal Bonds - Multi-State, Alabama Trust, Series 28 as of July 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 251, The First Trust of Insured Municipal Bonds - Multi-State, Alabama Trust, Series 28 at July 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Municipal bonds, at market value (cost $2,160,037)
  (Note 1)                                                        $2,307,262
Accrued interest                                                      50,048
Unamortized deferred organization costs                                  511
                                                                  __________
                                                                   2,357,821

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                      47,834
  Distributions payable and accrued to unit holders                    4,316
  Accrued liabilities                                                    198
                                                                  __________
                                                                      52,348
                                                                  __________

Net assets, applicable to 2,288 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,160,037
  Net unrealized appreciation (Note 2)                  147,225
  Distributable funds (deficit)                         (1,789)
                                                     __________

                                                                  $2,305,473
                                                                  ==========

Net asset value per unit                                           $1,007.64
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 251
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                               ALABAMA TRUST, SERIES 28

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1999


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
      Name of issuer and title of bond(d)            rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

The Water Works Board of the City of Auburn
  (Alabama), Water Revenue, Series 1993                                    2002 @ 102
  (AMBAC Insured) (c)                                5.75 %    9/01/2022   2015 @ 100 S.F.    AAA       $485,000     496,301
The Special Care Facilities Financing Authority
  of the City of Birmingham - Baptist Medical
  Centers Revenue (Alabama), Series 1995 - B                               2005 @ 102
  (Baptist Health Systems, Inc.) (MBIA Insured) (c)  6.00     11/15/2024   2021 @ 100 S.F.    AAA        500,000     529,205
Board of Water & Sewer Commissioners of the
  City of Boaz (Alabama), Water and Sewer                                  2004 @ 102
  Revenue, Series 1995 (MBIA Insured) (c)            5.75      3/01/2025   2016 @ 100 S.F.    AAA        500,000     505,690
The Colbert County - Northwest Alabama Health
  Care Authority, Health Care Facilities                                   2005 @ 102
  Revenue, Series 1995 (FSA Insured) (c)             5.75      6/01/2015   2010 @ 100 S.F.    AAA         75,000      75,745
County Board of Education of Shelby County,
  Alabama, Capital Outlay Refunding School                                 2005 @ 102
  Warrants, Series 1995 (AMBAC Insured) (c)          5.875     2/01/2017   2012 @ 100 S.F.    AAA        205,000     212,206
Water Revenue, Series 1993 of Warrior River                                2003 @ 102
  Water Authority (Alabama) (MBIA Insured) (c)       5.35      8/01/2023   2014 @ 100 S.F.    AAA        500,000     488,115
                                                                                                      ______________________

                                                                                                      $2,265,000   2,307,262
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                              NOTES TO PORTFOLIO

                                July 31, 1999


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 66% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1999.

(c)   Insurance has been obtained by the Bond issuer.

(d) The Trust consists of six obligations of issuers located in Alabama. None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Water, 2; University and School, 1; and Water and Sewer, 1. Approximately 25%, 43% and 22% of the aggregate principal amount of the Bonds consist of health care revenue bonds, water revenue bonds and water and sewer revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 88%. The three largest such issues represent approximately 22% each.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1999        1998        1997

Interest income                             $138,442     150,722     157,829

Expenses:
  Trustee's fees and related expenses        (4,361)     (4,489)     (4,524)
  Evaluator's fees                             (861)       (861)       (861)
  Supervisory fees                             (911)       (949)       (978)
  Administrative fees                          (260)       (271)       (279)
  Amortization of organization costs           (500)       (500)       (500)
                                            ________________________________
    Investment income - net                  131,549     143,652     150,687

Net gain (loss) on investments:
  Net realized gain (loss)                    26,057       6,902       6,381
  Change in unrealized appreciation or
    depreciation                            (41,518)     (3,754)     123,973
                                            ________________________________
                                            (15,461)       3,148     130,354
                                            ________________________________
Net increase (decrease) in net assets
  resulting from operations                 $116,088     146,800     281,041
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $131,549     143,652     150,687
  Net realized gain (loss) on investments     26,057       6,902       6,381
  Change in unrealized appreciation or
    depreciation on investments             (41,518)     (3,754)     123,973
                                          __________________________________
                                             116,088     146,800     281,041

Distributions to unit holders:
  Investment income - net                  (129,734)   (144,009)   (151,397)
  Principal from investment transactions           -           -           -
                                          __________________________________
                                           (129,734)   (144,009)   (151,397)

Unit redemptions (315, 109 and 82 in
    1999, 1998 and 1997, respectively):
  Principal portion                        (325,378)   (110,145)    (82,442)
  Net interest accrued                       (2,092)       (777)       (475)
                                          __________________________________
                                           (327,470)   (110,922)    (82,917)
                                          __________________________________
Total increase (decrease) in net assets    (341,116)   (108,131)      46,727

Net assets:
  At the beginning of the year             2,646,589   2,754,720   2,707,993
                                          __________________________________
  At the end of the year (including
    distributable funds (deficit)
    applicable to Trust units of
    $(1,789), $6,990 and $6,271 at
    July 31, 1999, 1998 and 1997,
    respectively)                         $2,305,473   2,646,589   2,754,720
                                          ==================================

Trust units outstanding at the end of
  the year                                     2,288       2,603       2,712


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on dates the bonds were deposited in the Trust. The premium or discount (including original issue discount) existing on the dates the bonds were deposited is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.44 and $.99 per Unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $861 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs, totaling $2,500, have been deferred and will be amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                             $147,225
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $147,225
                                                                   ========

3.  Insurance

All issues of bonds in the portfolio are insured under insurance obtained by the issuer of the bonds (see Note (c) to portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1999      1998     1997

             Monthly                                 $53.45     53.95    54.11
             Semi-annual                              53.93     54.57    54.61


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1999      1998      1997

Interest income                                    $56.60     56.56     56.57
Expenses                                            (2.82)    (2.65)    (2.56)
                                                _____________________________
    Investment income - net                         53.78     53.91     54.01

Distributions to unit holders:
  Investment income - net                          (53.57)   (54.23)   (54.36)
  Principal from investment transactions                -         -         -

Net gain (loss) on investments                      (9.32)     1.32     46.88
                                                _____________________________
    Total increase (decrease) in net assets         (9.11)     1.00     46.53

Net assets:
  Beginning of the year                          1,016.75  1,015.75    969.22
                                                _____________________________

  End of the year                               $1,007.64  1,016.75  1,015.75
                                                =============================


                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                           ALABAMA TRUST, SERIES 28

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15
                                 2,519 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Connecticut State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Connecticut Trust, Series 15 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Connecticut, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Connecticut State and local income taxes under existing law. At October 18, 1999, each Unit represented a 1/2,519 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.7% of the Public Offering Price (6.045% of the amount invested). At October 18, 1999, the Public Offering Price per Unit was $1,004.80 plus net interest accrued to date of settlement (three business days after such date) of $.44 and $18.27 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.34% per annum on October 18, 1999, and 5.28% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 5.32% per annum on October 18, 1999, and 5.26% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                             $2,510,000
Number of Units                                                         2,519
Fractional Undivided Interest in the Trust per Unit                   1/2,519
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                        $2,386,817
  Aggregate Value of Bonds per Unit                                   $947.53
  Sales Charge 6.045% (5.7% of Public Offering Price)                  $57.27*
  Public Offering Price per Unit                                    $1,004.80*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($57.27 less than the Public Offering Price per Unit)               $947.53
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                   $600,000

Date Trust Established                                          August 9, 1995
Mandatory Termination Date                                   December 31, 2044
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                                  Maximum of $.35
  affiliate of the Sponsor                                   per Unit annually
Bookkeeping and administrative                                 Maximum of $.10
  expenses payable to the Sponsor                            per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                     Semi-
                                                           Monthly   Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $55.99    $55.99
  Less: Estimated Annual Expense                             $2.90     $2.35
  Estimated Net Annual Interest Income                      $53.09    $53.64
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $53.09    $53.64
  Divided by 12 and 2, Respectively                          $4.42    $26.82
Estimated Daily Rate of Net Interest Accrual                  $.1475    $.1490
Estimated Current Return Based on Public
  Offering Price                                              5.28%     5.34%
Estimated Long-Term Return Based on Public
  Offering Price                                              5.26%     5.32%

Trustee's Annual Fee: $1.44 and $.99 per Unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 251, The First Trust of Insured Municipal
Bonds - Multi-State, Connecticut Trust, Series 15

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 251, The First Trust of Insured Municipal Bonds - Multi-State, Connecticut Trust, Series 15 as of July 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 251, The First Trust of Insured Municipal Bonds - Multi-State, Connecticut Trust, Series 15 at July 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Municipal bonds, at market value (cost $2,391,290)
  (Note 1)                                                        $2,521,930
Accrued interest                                                      30,214
Unamortized deferred organization costs                                  511
                                                                  __________
                                                                   2,552,655

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                      18,880
  Distributions payable and accrued to unit holders                    2,651
  Accrued liabilities                                                    199
                                                                  __________
                                                                      21,730
                                                                  __________

Net assets, applicable to 2,529 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,391,290
  Net unrealized appreciation (Note 2)                  130,640
  Distributable funds                                     8,995
                                                     __________

                                                                  $2,530,925
                                                                  ==========

Net asset value per unit                                           $1,000.76
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 251
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                             CONNECTICUT TRUST, SERIES 15

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1999


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(e)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

State of Connecticut Health and Educational
  Facilities Authority, Revenue, Saint Francis
  Hospital and Medical Center Issue, Series C                              2003 @ 102
  (FGIC Insured) (c)                                 5.00%     7/01/2023   2014 @ 100 S.F.    AAA       $500,000     465,060
State of Connecticut Health and Educational
  Facilities Authority, Revenue, Hospital of                               2002 @ 102
  Saint Raphael Issue, Series F (AMBAC Insured) (c)  6.20      7/01/2014   2009 @ 100 S.F.    AAA        320,000     336,502
Connecticut Housing Finance Authority, Housing
  Mortgage Finance Program, Subseries D-1                                  2005 @ 102
  (MBIA Insured) (c)                                 6.05      5/15/2017   2015 @ 100 S.F.    AAA        500,000     525,875
State of Connecticut, Special Tax Obligation,
  Transportation Infrastructure Purposes, 1994
  Series A (FGIC Insured) (c) (d)                    5.65      4/01/2013   2004 @ 101.5       AAA          5,000       5,191
Connecticut Development Authority, Water
  Facilities Refunding Revenue (Bridgeport
  Hydraulic Company Project - 1993B Series)
  (MBIA Insured) (c)                                 5.50      6/01/2028   2003 @ 102         AAA        700,000     694,932
Town of East Lyme, Connecticut, General
  Obligation (MBIA Insured) (c)                      5.60      8/01/2017   2005 @ 102         AAA        485,000     494,370
                                                                                                      ______________________

                                                                                                      $2,510,000   2,521,930
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                              NOTES TO PORTFOLIO

                                July 31, 1999



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 61% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1999.

(c)   Insurance has been obtained by the Bond issuer.

(d) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(e) The Trust consists of six obligations of issuers located in Connecticut. One of the Bonds in the Trust, representing approximately 19% of the aggregate principal amount of the Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Single Family Housing, 1; Water, 1; and Transportation, 1. Approximately 33%, 28% and 20% of the aggregate principal amount of the Bonds consist of health care revenue bonds, water revenue bonds and single family residential mortgage revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 99%. The largest such issue represents approximately 28%.



               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1999        1998        1997

Interest income                             $142,604     148,457     159,701

Expenses:
  Trustee's fees and related expenses        (4,577)     (4,851)     (5,048)
  Evaluator's fees                             (900)       (900)       (900)
  Supervisory fees                             (904)       (946)     (1,058)
  Administrative fees                          (258)       (270)       (302)
  Amortization of organization costs           (500)       (500)       (500)
                                            ________________________________
    Investment income - net                  135,465     140,990     151,893

Net gain (loss) on investments:
  Net realized gain (loss)                     1,758       5,230       3,433
  Change in unrealized appreciation or
    depreciation                            (74,572)      19,536     132,877
                                            ________________________________
                                            (72,814)      24,766     136,310
                                            ________________________________
Net increase in net assets resulting
  from operations                            $62,651     165,756     288,203
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1999        1998        1997

Net increase in net assets resulting
    from operations:
  Investment income - net                   $135,465     140,990     151,893
  Net realized gain (loss) on investments      1,758       5,230       3,433
  Change in unrealized appreciation
    or depreciation on investments          (74,572)      19,536     132,877
                                          __________________________________
                                              62,651     165,756     288,203

Distributions to unit holders:
  Investment income - net                  (134,650)   (140,948)   (151,949)
  Principal from investment transactions           -           -           -
                                          __________________________________
                                           (134,650)   (140,948)   (151,949)

Unit redemptions (55, 120 and 318 in
    1999, 1998 and 1997, respectively):
  Principal portion                         (56,330)   (121,919)   (313,106)
  Net interest accrued                         (830)       (491)     (1,052)
                                          __________________________________
                                            (57,160)   (122,410)   (314,158)
                                          __________________________________
Total increase (decrease) in net assets    (129,159)    (97,602)   (177,904)

Net assets:
  At the beginning of the year             2,660,084   2,757,686   2,935,590
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $8,995, $7,459 and
    $7,987 at July 31, 1999, 1998 and
    1997, respectively)                   $2,530,925   2,660,084   2,757,686
                                          ==================================

Trust units outstanding at the end of
  the year                                     2,529       2,584       2,704


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 9, 1995. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.44 and $.99 per unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs, totaling $2,500, have been deferred and will be amortized over five years from the Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                             $130,640
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $130,640
                                                                   ========

3.  Insurance

All issues of bonds in the portfolio are insured under insurance obtained by the issuer of the bonds (see Note (c) to portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors  -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1999      1998     1997

             Monthly                                 $52.84     53.15    53.31
             Semi-annual                              53.39     53.71    53.90


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1999      1998      1997

Interest income                                    $55.80     56.07     56.09
Expenses                                            (2.79)    (2.82)    (2.74)
                                                _____________________________
    Investment income - net                         53.01     53.25     53.35

Distributions to unit holders:
  Investment income - net                          (52.95)   (53.29)   (53.42)
  Principal from investment transactions                -         -         -

Net gain (loss) on investments                     (28.74)     9.63     48.51
                                                _____________________________
    Total increase (decrease) in net assets        (28.68)     9.59     48.44

Net assets:
  Beginning of the year                          1,029.44  1,019.85    971.41
                                                _____________________________

  End of the year                               $1,000.76  1,029.44  1,019.85
                                                =============================


                     THE FIRST TRUST COMBINED SERIES 251
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         CONNECTICUT TRUST, SERIES 15

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8
                                 2,346 UNITS



PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, although interest on certain bonds will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Idaho State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, Idaho Trust, Series 8 (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Idaho, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Idaho State and local income taxes under existing law, although interest on certain bonds will be a preference item for purposes of the Alternative Minimum Tax. At October 18, 1999, each Unit represented a 1/2,346 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.7% of the Public Offering Price (6.045% of the amount invested). At October 18, 1999, the Public Offering Price per Unit was $956.71 plus net interest accrued to date of settlement (three business days after such date) of $.39 and $16.53 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.05% per annum on October 18, 1999, and 5.00% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 5.29% per annum on October 18, 1999, and 5.24% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,220,000
Number of Units                                                          2,346
Fractional Undivided Interest in the Trust per Unit                    1/2,346
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,116,513
  Aggregate Value of Bonds per Unit                                    $902.18
  Sales Charge 6.045% (5.7% of Public Offering Price)                   $54.53
  Public Offering Price per Unit                                       $956.71*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($54.53 less than the Public Offering Price per Unit)                $902.18*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $628,000

Date Trust Established                                           August 9,1995
Mandatory Termination Date                                   December 31, 2044
Evaluator's Fee: $942 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                                  Maximum of $.35
  affiliate of the Sponsor                                   per Unit annually
Bookkeeping and administrative expenses                        Maximum of $.10
  payable to the Sponsor                                     per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $51.01    $51.01
  Less: Estimated Annual Expense                             $3.16     $2.71
  Estimated Net Annual Interest Income                      $47.85    $48.30
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $47.85    $48.30
  Divided by 12 and 2, Respectively                          $3.99    $24.15
Estimated Daily Rate of Net Interest Accrual                  $.1329    $.1342
Estimated Current Return Based on Public
  Offering Price                                              5.00%     5.05%
Estimated Long-Term Return Based on Public
  Offering Price                                              5.24%     5.29%

Trustee's Annual Fee: $1.42 and $.97 per Unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 251, The First Trust Advantage,
Idaho Trust, Series 8

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 251, The First Trust Advantage, Idaho Trust, Series 8 as of July 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 251, The First Trust Advantage, Idaho Trust, Series 8 at July 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP

Chicago, Illinois
November 5, 1999

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999



                                    ASSETS

Municipal bonds, at market value (cost $2,270,934)
  (Note 1)                                                        $2,359,039
Accrued interest                                                      31,087
Unamortized deferred organization costs                                  511
                                                                  __________
                                                                   2,390,637

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    5,643
  Cash overdraft                                                      19,607
  Accrued liabilities                                                    204
                                                                  __________
                                                                      25,454
                                                                  __________

Net assets, applicable to 2,530 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,270,934
  Net unrealized appreciation (Note 2)                   88,105
  Distributable funds                                     6,144
                                                     __________

                                                                  $2,365,183
                                                                  ==========

Net asset value per unit                                             $934.85
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 251
                              THE FIRST TRUST ADVANTAGE
                                IDAHO TRUST, SERIES 8

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1999


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

School District No. 55, Bingham County, State
  of Idaho, General Obligation School, Series
  1995 (MBIA Insured)                                5.60%     8/01/2013   2005 @ 100         AAA       $160,000     163,917
Canyon County School District No. 132, Caldwell,
  Idaho, General Obligation School, Series 1995
  (Capital Guaranty Insured)                         5.45      7/30/2014   2004 @ 101         AAA        500,000     505,780
Joint School District No. 215, Fremont and
  Madison Counties, State of Idaho, General
  Obligation School, Series 1995 (Capital
  Guaranty Insured)                                  5.60      8/01/2014   2004 @ 100         AAA        500,000     508,685
City of Idaho Falls, Idaho, General Obligation
  Electric Refunding (Deferred Interest), Series        -(d)   4/01/2009                      AAA         70,000      44,070
  1991 (FGIC Insured)                                   -(d)   4/01/2013                      AAA        100,000      49,806
Idaho Housing Agency, Single Family Mortgage,                              2005 @ 102
  1995 Series E (e)                                  6.45      7/01/2027   2016 @ 100 S.F.    AAA        470,000     488,212
Idaho Housing Agency, Single Family Mortgage,                              2004 @ 102
  1994 Series D-2 (e)                                6.30      1/01/2026   2001 @ 100 S.F.    Aaa (c)     90,000      91,857
Idaho State University, Student Fee Revenue,                               2005 @ 101
  Series 1995 (MBIA Insured)                         5.80      4/01/2020   2016 @ 100 S.F.    AAA        470,000     481,914
The Regents of the University of Idaho, Facility                           2003 @ 101
  Refunding and Improvement Revenue, Series 1994     5.35      4/01/2010   2008 @ 100 S.F.    A+          25,000      24,798
                                                                                                      ______________________

                                                                                                      $2,385,000   2,359,039
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                              NOTES TO PORTFOLIO

                                July 31, 1999


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 26% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b) The ratings shown are those effective at July 31, 1999. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c)   Ratings by Moody's Investors Service, Inc.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on the following dates and at the following percentages of their original principal amount:

                                                               Date       %

      City of Idaho Falls, due 4/01/2009                     8/21/91    29.267
      City of Idaho Falls, due 4/01/2013                     8/21/91    22.140

(e) Interest on these bonds (approximately 23% of the aggregate principal amount of the Bonds in the Trust) will be an item of tax preference for purposes of the Alternative Minimum Tax.

(f) The Trust consists of eight obligations of issuers located in Idaho. Four of the bonds, representing approximately 56% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Single-family Housing, 2; and University and School, 2. Approximately 23% and 21% of the aggregate principal amount of the Bonds in the Trust consist of single-family housing revenue bonds, and university and school revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 81%. The two largest such issues represent approximately 21% each.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1999        1998        1997

Interest income                             $139,338     150,851     164,388

Expenses:
  Trustee's fees and related expenses        (4,245)     (4,754)     (4,810)
  Evaluator's fees                             (942)       (942)       (942)
  Supervisory fees                             (982)     (1,036)     (1,097)
  Administrative fees                          (280)       (296)       (314)
  Amortization of organization costs           (500)       (500)       (500)
                                            ________________________________
    Investment income - net                  132,389     143,323     156,725

Net gain (loss) on investments:
  Net realized gain (loss)                    12,106       2,283       1,357
  Change in net unrealized appreciation
    or depreciation                         (71,726)      22,305     121,822
                                            ________________________________
                                            (59,620)      24,588     123,179
                                            ________________________________
Net increase (decrease) in net assets
  resulting from operations                  $72,769     167,911     279,904
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $132,389     143,323     156,725
  Net realized gain (loss) on investments     12,106       2,283       1,357
  Change in net unrealized appreciation
    or depreciation on investments          (71,726)      22,305     121,822
                                          __________________________________
                                              72,769     167,911     279,904

Distributions to unit holders:
  Investment income - net                  (129,071)   (142,816)   (157,153)
  Principal from investment transactions    (64,181)    (11,506)    (21,624)
                                          __________________________________
                                           (193,252)   (154,322)   (178,777)

Unit redemptions (276, 155 and 174 in
    1999, 1998 and 1997, respectively):
  Principal portion                        (270,034)   (151,238)   (166,546)
  Net interest accrued                       (2,795)     (2,054)     (1,116)
                                          __________________________________
                                           (272,829)   (153,292)   (167,662)
                                          __________________________________
Total increase (decrease) in net assets    (393,312)   (139,703)    (66,535)

Net assets:
  At the beginning of the year             2,758,495   2,898,198   2,964,733
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $6,144, $5,641 and
    $4,475 at July 31, 1999, 1998 and
    1997, respectively)                   $2,365,183   2,758,495   2,898,198
                                          ==================================

Trust units outstanding at the end of
  the year                                     2,530       2,806       2,961


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the dates the bonds were deposited in the Trust. The premium or discount (including original issue discount) existing on the dates the bonds were deposited is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.42 and $.97 per Unit for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $942 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization costs -

The Trust has paid a portion of the costs incurred to organize the Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio and the initial fees and expenses of the Trustee. Such costs, totaling $2,500, have been deferred and will be amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                              $88,105
               Unrealized depreciation                                    -
                                                                    _______

                                                                    $88,105
                                                                    =======

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1999      1998     1997

             Monthly                                 $48.73     50.28    50.57
             Semi-annual                              49.23     50.76    51.05


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1999      1998      1997

Interest income                                    $51.93     52.61     52.94
Expenses                                            (2.59)    (2.63)    (2.47)
                                                  ___________________________
    Investment income - net                         49.34     49.98     50.47

Distributions to unit holders:
  Investment income - net                          (48.91)   (50.40)   (50.83)
  Principal from investment transactions           (24.61)    (4.10)    (6.93)

Net gain (loss) on investments                     (24.04)     8.80     40.39
                                                  ___________________________
    Total increase (decrease) in net assets        (48.22)     4.28     33.10

Net assets:
  Beginning of the year                            983.07    978.79    945.69
                                                  ___________________________

  End of the year                                 $934.85    983.07    978.79
                                                  ===========================


                     THE FIRST TRUST COMBINED SERIES 251
                          THE FIRST TRUST ADVANTAGE
                            IDAHO TRUST, SERIES 8

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






          The First Trust (registered trademark) Combined Series

PROSPECTUS                           NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                     ONLY BE USED WITH PART ONE
Dated October 29, 1999                                   AND PART THREE

IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR Ambac Assurance CORPORATION (FORMERLY KNOWN AS AMBAC INDEMNITY CORPORATION) BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, Ambac Assurance CORPORATION, OR OTHER INSURERS (THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR Ambac Assurance CORPORATION IN THE EVENT OF A SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE, THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA" BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 10. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

  All Parts of the Prospectus Should be Retained for Future Reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "Rights of Unit Holders-How Can Distributions to Unit Holders be
Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "Rights of Unit Holders-How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                     THE FIRST TRUST COMBINED SERIES

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National Trust may be offered for sale to residents of the State of Illinois. Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds"). The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First Trust of Insured Municipal Bonds," "The First Trust of Insured Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or Ambac Assurance Corporation ("Ambac Assurance") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, Ambac Assurance, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE" (THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer. A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or Ambac Assurance with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and Ambac Assurance "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the Bonds relative to other bonds of comparable quality and maturity; (iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and (iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" The Portfolio appearing in Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. The market discount of previously issued bonds will increase when interest rates for newly issued comparable bonds increase and decrease when such interest rates fall, other things being equal. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon bond features include (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemptions are more likely to occur at times when the Bonds have an offering side valuation which represents a premium over par, or for original issue discount Bonds, a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?"

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be healthcare revenue bonds. Healthcare revenue bonds are obligations of issuers whose revenues are primarily derived from services provided by hospitals or other healthcare facilities, including nursing homes. A healthcare issuer's ability to make debt service payments on these obligations is dependent on various factors, including occupancy levels of the facility, demand, government regulations, wages of employees, overhead expenses, competition from other similar providers, malpractice insurance costs and the degree of governmental competition from other similar providers, malpractice insurance costs and the degree of governmental financial assistance, including Medicare and Medicaid and other similar third-party payer programs.

Certain of the Bonds in the Trusts may be housing revenue bonds. Housing revenue bonds are obligations of issuers whose revenues are primarily derived from mortgage loans on single family residences or housing projects for low to moderate income families. Housing revenue bonds are generally payable at any time and therefore their average life will ordinarily be less than their stated maturities. The ability of such issuers to make debt service payments on these obligations is dependent on various factors, including occupancy levels, rental income, mortgage default rates, taxes, operating expenses, governmental regulations and the appropriation of subsidies.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, increased federal, state and municipal government regulations, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation.

Certain of the Bonds in the Trusts may be lease obligations issued primarily by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (i.e., schools, administrative offices, convention centers and prisons) or the purchase of equipment (i.e., police cars and computer systems) that will be used by a state or local government (the "lessee"). These obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year, or construction and abatement risk-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. Debt service payments on IRBs are dependent on various factors, including the creditworthiness of the corporate operator of the project and, if applicable, corporate guarantor, revenues generated from the project and, if applicable, corporate guarantor, revenues generated from the project and regulatory and environmental restrictions.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The ability of issuers to make debt service payments on airport obligations is dependent on the capability of airlines to meet their obligations under use agreements. Due to increased competition, deregulation, increased fuel costs and other factors, many airlines may have difficulty meeting their obligations under these use agreements. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which govern the operation of schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S. policies and programs that are being reviewed and may be eliminated.

Economic activity in Puerto Rico increased again during 1998. The growth in Puerto Rico's gross domestic product (GDP) was 3%, with an additional 2.7% growth expected in 1999. The main driving force behind this growth was manufacturing, Puerto Rico's largest and most quickly developing economic sector, accounting for more than 55% of the territory's GDP during 1998. Manufacturing exports have increased more than 35% during the past five years to $23.4 billion in 1998, due in part to increasing emphasis on rebuilding Puerto Rico's infrastructure, including the upcoming renovation of the Port of San Juan.

Puerto Rico's unemployment, although at relatively low historical levels, remains above the average for the United States. Average total employment increased from 1.01 million in 1993 to 1.14 million in 1998, with 11.4% growth during this five-year period. Non-farm employment (not seasonally adjusted) for January 1999 reached 1,158,138, its highest recorded level. The average unemployment rate decreased from 17.0% in 1993 to 13.3% in 1998 and dropped further to 12.7% in March 1999. The U.S. average in 1998 was 4.5%.

The territory has experienced $1.9 billion in general fund revenue growth during the past five years, totaling a $1.9 billion increase between fiscal 1994 and fiscal 1998. During fiscal 1998, more than 67% of Puerto Rico's $5.9 billion in general fund receipts were due to the income tax, with excise taxes accounting for another 22%. Long-term debt for the territory reached $14.7 billion at the end of fiscal 1998 (ended June 30, 1998). Outstanding general obligation debt accounted for $4.8 billion of this amount, while revenue bonds represented $5.2 billion.

The foregoing information constitutes only a brief summary of some of the financial difficulties which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of the Bonds are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Bonds, could affect or could have an adverse impact on the financial condition of Puerto Rico and various agencies and political subdivisions located in Puerto Rico. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Trusts to pay interest on or principal of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT"). The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions, sinking fund provisions, special or extraordinary redemption provisions or otherwise. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Fund do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Bonds contained in the Fund.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts. At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Any change in either amount will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor, the expenses and sales charge associated with each Unit of a Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED BY
INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or Ambac Assurance Corporation ("Ambac Assurance" or "Ambac"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, Ambac Assurance or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by such Trust (see "Portfolio" for each Insured Trust). The terms governing outstanding and existing policies remain effective regardless of whether the insurer changes its name or sells its assets. Nonpayment of premiums on the policy obtained by each Insured Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or Ambac Assurance to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured
Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or Ambac Assurance has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to either the principal of a Bond or the interest on a Bond, any acceleration of payment unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guarantee insurer domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1999, the total capital and surplus of Financial Guaranty was approximately $1,274,619,558. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006,
Attention: Communications Department (telephone number (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number (212) 480-5187).

In addition, Financial Guaranty is currently licensed to write insurance in all fifty states and the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

Ambac Assurance Corporation ("Ambac Assurance"). Effective July 14, 1997, AMBAC Indemnity Corporation changed its name to Ambac Assurance Corporation. The Insurance Policy of Ambac Assurance obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with Ambac Assurance, in the event of a sale of a Bond covered by the Ambac Assurance Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, Ambac Assurance agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by Ambac Assurance which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

Ambac Assurance will make payment to the Trustee not later than thirty days after notice from the Trustee is received by Ambac Assurance that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. Ambac Assurance will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, Ambac Assurance shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of Ambac Assurance or its nominee. In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, Ambac Assurance shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to Ambac Assurance all right under such Bonds to receive the interest in respect of which the insurance payment was made.

Ambac Assurance is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $3,462,875,000 (unaudited) and statutory capital of approximately $1,970,343,000 (unaudited) as of March 31, 1999. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Ambac Assurance is a wholly owned subsidiary of Ambac Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to Ambac Assurance.

On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of Ambac Assurance Corporation, a Wisconsin-domiciled insurance company.

Copies of Ambac Assurance's financial statements prepared in accordance with statutory accounting standards are available from Ambac Assurance. The address of Ambac Assurance's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

The information relating to Ambac Assurance contained above has been furnished by Ambac Assurance. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or Ambac Assurance has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form.

Contracts to purchase Bonds are not covered by the insurance obtained by an Insured Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or Ambac Assurance and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor Ambac Assurance nor its parent, Ambac, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or Ambac Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or Ambac Assurance. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or Ambac Inc.

MBIA Insurance Corporation. MBIA Insurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

As of December 31, 1998, MBIA had admitted assets of $6.5 billion (audited), total liabilities of $4.2 billion (audited), and total capital and surplus of $2.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1999, MBIA had admitted assets of $6.7 billion (unaudited), total liabilities of $4.4 billion (unaudited), and total capital and surplus of $2.3 billion (unaudited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly-owned subsidiary of Financial Security Assurance Inc. On September 30, 1997, Financial Security Assurance Inc. assumed all of the liabilities of FSA Maryland and sold the FSA Maryland "shell company" to American Capital Access, a wholly-owned subsidiary of American Capital Access Holdings, Incorporated.

Financial Security Assurance. Financial Security Assurance Inc.
("Financial Security") is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer. Financial Security and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Asset-backed securities are generally supported by residential mortgage loans, consumer or trade receivables, securities or other assets having an ascertainable cash flow or market value. Collateralized securities include public utility first mortgage bonds and sale/leaseback obligation bonds. Municipal securities consist largely of general obligation bonds, special revenue bonds and other special obligations of state and local governments. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.

Financial Security is a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., MediaOne Capital Corporation, XL Capital Ltd. and The Tokio Marine and Fire Insurance Co. Ltd. No shareholder of Financial Security is obligated to pay any debt of Financial Security or its subsidiaries or any claim under any insurance policy issued by Financial Security or its subsidiaries or to make any additional contribution to the capital of Financial Security or its subsidiaries. As of March 31, 1999, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $1,077,088,000 (unaudited) and $607,467,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $1,138,741,000 (unaudited), and $512,383,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention Communications Department. Financial Security's telephone number is
(212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its operating insurance company subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security under any financial guaranty insurance policy.

The claims-paying ability of Financial Security is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Rating Services, Nippon Investors Service Inc. and Standard & Poor's
(Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of Ambac Assurance Corporation, a Wisconsin-domiciled insurance company.

As of December 31, 1998, the total policyholders' surplus of Connie Lee was $120,484,617 (unaudited) and total admitted assets were $234,425,505 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin in Connie Lee's financial statements prepared in accordance with statutory accounting principles applicable to insurance companies. Copies of these financial statements are available from Connie Lee upon request.

Standard & Poor's has rated the claims-paying ability of Connie Lee "AAA".

Connie Lee makes no representation regarding the Bonds or the advisability of investing in the Bonds. The above rating is not a recommendation to buy, sell or hold the Connie Lee insured Bonds and such rating is subject to the revision or withdrawal at any time by the rating agency. Any downward revision or withdrawal of the rating may have an adverse effect on the market price of the Connie Lee insured Bonds.

The address of Connie Lee's administrative offices and its telephone number are 1299 Pennsylvania Avenue, N.W., Washington, D.C. 20004 and
(800) 221-1854.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. Such rating will be in effect for a period of thirteen months from the Initial Date of Deposit of an Insured Trust and will, unless renewed, terminate at the end of such period. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria herein before described.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

FOR INFORMATION WITH RESPECT TO EXEMPTION FROM STATE OR OTHER LOCAL TAXES, SEE PART THREE FOR EACH TRUST.

What are the Expenses and Charges?

With the exception of bookkeeping and other administrative services provided to the Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Special Trust Information" in each Part One of this Prospectus, the Sponsor will not receive any fee in connection with its activities relating to the Trusts. Legal and regulatory filing fees and expenses associated with annually updating the Trusts' registration statements are also now chargeable to each Trust. Historically, the Sponsor paid these fees and expenses. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust.

The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to a Trust.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services and supervisory services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such Services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or Ambac Assurance or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders;

fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust. The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator, the costs of the Trustee in transferring and recording the ownership of Units, and costs incurred in annually updating the Trusts' registration statements, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR
AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO
THE TRUSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The offering price of Bonds in the Trust may be expected to be greater than the bid price of such Bonds by approximately 1-2% of the aggregate principal amount of such Bonds.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:

                            Secondary Offering Period Sales Charge
                            ______________________________________
                            Percentage            Percentage
                            of Public             of Net
                            Offering              Amount
Years to Maturity           Price                 Invested
_________________           ___________           ___________
0 Months to 1 Year          1.00%                 1.010%
1 but less than 2           1.50                  1.523
2 but less than 3           2.00                  2.041
3 but less than 4           2.50                  2.564
4 but less than 5           3.00                  3.093
5 but less than 6           3.50                  3.627
6 but less than 7           4.00                  4.167
7 but less than 8           4.50                  4.712
8 but less than 9           5.00                  5.263
9 but less than 10          5.50                  5.820
10 or more                  5.80                  6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such person) of the Sponsor and broker/dealers and their subsidiaries and vendors providing services to the Sponsor, may purchase Units of the Trusts during the secondary market at the Public Offering Price less the concession the Sponsor typically allows broker/dealers.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from the Sponsor or any one broker/dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from the Sponsor or such broker/dealer of Units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which broker/dealers and other selling agents of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of broker/dealers and other selling agents may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker/dealer or other selling agent that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying broker/dealers and other selling agents for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike

Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by the evaluator (the "Evaluator"), on the basis of bid prices (1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or Ambac Assurance to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market (see "Public Offering-Will There be a Secondary Market?") may be offered by this Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust. Notwithstanding the foregoing, broker/dealers or other selling agents who purchase, in the aggregate, $250,000 of the Trusts on any day will receive a volume concession or agency commission of $40.00 per Unit. However, resales of Units of a Trust by such broker/dealers and other selling agents to the public will be made at the Public Offering Price described in this Prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the amounts indicated above. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution. There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Record Dates for the distribution of interest under the semi-annual distribution plan are the fifteenth day of June and December with the Distribution Dates being the last day of the month in which the related Record Date occurs. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. Record Dates for monthly distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest under the monthly plan is the last day of each month in which the related Record Date occurs. See "Special Trust Information" appearing in each Part I of this Prospectus.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses. Except through an advancement of its own Funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may contact the Trustee to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series. Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected, (2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest (if any) and any other interest accrued thereon, less
(a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or
(4) by any combination of the above. In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds. See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary to meet redemption requests or pay expenses to the extent funds are unavailable. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust. From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, the FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $25 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1998, the total partners' capital of Nike Securities L.P. was $18,506,548 (audited). This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507, New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston & Strawn (previously named Cole &

Deitz), 175 Water Street, New York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.  Nature of and provisions of the obligation;

lll. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

_____________
*As published by the rating companies.

**Bonds insured by Financial Guaranty Insurance Company, Ambac Assurance Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

CONTENTS:

The First Trust Combined Series:
What is The First Trust Combined Series?                  3
What are Estimated Long-Term Return and
   Estimated Current Return?                              8
How are Purchased Interest and Accrued
    Interest Treated?                                     9
Why and How are the Insured Trusts Insured?              10
What is the Federal Tax Status of Unit Holders?          16
What are the Expenses and Charges?                       16
Public Offering:
   How is the Public Offering Price Determined?          17
   How are Units Distributed?                            19
   What are the Sponsor's Profits?                       20
Rights of Unit Holders:
   How are Certificates Issued and Transferred?          20
   How are Interest and Principal Distributed?           21
   How can Distributions to Unit Holders be
      Reinvested?                                        21
   What Reports will Unit Holders Receive?               22
   How May Units be Redeemed?                            23
   How May Units be Purchased by the Sponsor?            24
   How May Bonds be Removed from the Fund?               24
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   25
   Who is the Trustee?                                   25
   Limitations on Liabilities of Sponsor and Trustee     25
   Who is the Evaluator?                                 26
Other Information:
   How May the Indenture be Amended or
      Terminated?                                        26
   Legal Opinions                                        26
   Experts                                               27
   Description of Bond Ratings                           28

                                __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH IN THE
REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST(REGISTERED TRADEMARK)

                             THE FIRST TRUST
                             COMBINED SERIES

                               Prospectus
                                 Part Two
                            October 29, 1999

                   First Trust (registered trademark)

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                               1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                              1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE
                             AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

                          ALABAMA TRUST SERIES

          The First Trust(registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated May 28, 1999                               PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent

Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Alabama Tax Status of Unit Holders

At the time of the closing for each Alabama Trust, Special Counsel to the Fund for Alabama tax matters rendered an opinion under then existing Alabama income tax law applicable to taxpayers whose income is subject to Alabama income taxation substantially to the effect that:

Each Alabama Trust is not taxable as a corporation for purposes of the Alabama income tax.

Income of an Alabama Trust, to the extent it is taxable, will be taxable to the Unit holders, not an Alabama Trust.

Each Unit holder's distributive share of an Alabama Trust's net income will be treated as the income of the Unit holder for purposes of the Alabama income tax.

Interest on obligations of the State of Alabama and subdivisions thereof and on bona fide tax-exempt obligations of the United States' Possessions held by an Alabama Trust which is exempt from Alabama income tax will retain its tax-exempt character when the distributive share thereof is distributed or deemed distributed to each Unit holder. Any proceeds paid to an Alabama Trust under insurance policies issued to the Sponsor or under individual policies obtained by the Sponsor, the issuer or underwriter of the respective obligations which represent maturing interest on defaulted obligations held by the Trustee will be exempt from Alabama income tax if and to the same extent as such interest would be exempt from such taxes if paid directly by the issuer of such obligations.

Each Unit holder will, for purposes of the Alabama income tax, treat his distributive share of gains realized upon the sale or other disposition of the Bonds held by an Alabama Trust as though the Bonds were sold or disposed of directly by the Unit holders.

Gains realized on the sale or redemption of Units by Unit holders, who are subject to the Alabama income tax, will be includable in the Alabama income of such Unit holders.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Alabama Economy. Alabama's economy has experienced a major trend toward industrialization over the past three decades. During the 1960s and 1970s, the State's industrial base became more diversified and balanced, moving away from primary metals into pulp and paper, lumber, furniture, electrical machinery, transportation equipment, textiles (including apparel), chemicals, rubber and plastics. Since the early 1980s, modernization of existing facilities and an increase in direct foreign investments in the State has made the manufacturing sector more competitive in domestic and international markets. And by 1990, manufacturing accounted for only 26.7% of Alabama's real Gross State Product (the total value of goods and services produced in Alabama).

The state's leading manufacturing industries have been pulp and papers and chemicals. In recent years, Alabama has ranked as the fifth largest producer of timber in the nation. The State's growing chemical industry has been the natural complement of production of wood pulp and paper. Mining, oil and gas production and service industries are also important to Alabama's economy, with coal mining by far the most important mining activity.

Of enormous benefit to the state's growing manufacturing industries are Alabama's waterways, which include one of the largest networks of inland river systems in the nation. In addition, the Port of Mobile is one of the nation's busiest ports in tons of cargo handled. It has traditionally been the largest port of entry in the United States for bauxite, a basic ingredient in aluminum. Other important imports handled at the Port of Mobile are manganese, iron ore, chrome ore, newsprint, wire and nails. In addition to coal, the State's most important export, the other significant exports passing through the Port of Mobile are soybeans, corn, flour, wheat, rice, lumber, scrap iron, paper and paper products, creosoted timbers, dry milk, iron, steel and iron and steel products.

Despite gains in expanding its non-farm sectors of its economy, Alabama is still strongly reliant on agriculture. According to the 1997 Census of Agriculture, the state generates more than $3.1 billion annually in crop and livestock products. Leading agricultural commodities in Alabama are poultry; cattle and calves; cotton; nursery, sod and greenhouse products; and peanuts. Combined, they accounted for approximately 85% of the total receipts, though poultry made up nearly 60% of this amount.

Preliminary data show total nonagricultural employment as of March 1999 was 1.93 million, an increase of 2.9% from March 1998. This growth rate is higher than the historically low 2.1% average employment growth rate since 1993. The slow performance during the early 1990s in Alabama was due to two main factors. First, job losses, particularly in the non-durable (especially apparel) industries, offset job gains in other sectors. Secondly, the state's low unemployment rate (4.2% compared to 4.5% nationally in 1998) and the slow growth rate of its civilian labor force (-0.7% in 1998) makes it difficult for companies to find people with the skills needed to fill the jobs. In addition, Alabama has a very slow population growth rate (0.7% in 1998). Labor shortages are not expected to end soon in the state.

Given the above constraints, Alabama is expected to add about 19,000 net new nonagricultural jobs in 1999. These jobs will occur primarily in the services, trade and construction sectors. While durable goods-producing industries should add about 900 net new jobs, non-durable goods industries are expected to lose about 2,500 jobs, resulting in a net decline in manufacturing employment.

Income growth in Alabama has not kept pace with that of the United States, with Alabama ranking low among all states on income growth. After increasing about 4.2% in 1997, per capita personal income in Alabama increased by 3.7% in 1998 to $21,442. This figure represents about 81% of the national per capita personal income level ($26,412), ranking Alabama 40th among all the states.

Revenues and Expenditures. Political subdivisions of the State of Alabama have limited taxing authority. In addition, the Alabama Supreme Court has held that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness. The State has statutory budget provisions which result in a proration procedure in the event estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for that year. Proration has a materially adverse effect on public entities that are dependent upon State funds subject to proration.

Alabama operates using income designated into five major funds: General Fund, Education Trust Fund, Public Road and Bridge Fund, Special Mental Health Trust Fund and Public Welfare Fund. General governmental operations are specific to the General Fund, monies from which are used for ordinary expenses of the executive, legislative and judicial branches, for other functions of government, for capital outlay and for debt service on certain general obligation bond issues. The General Fund supports state programs such as child development and protection, criminal justice, conservation, economic development, public health and safety, mental health, Medicaid, legislative activities and the court system. The General Fund also provides funding for non-state entities that provide services to residents in areas such as child protection and development, assistance for the elderly, disease research and business development.

Taxes from approximately 36 sources are deposited into the General Fund, with the largest sources being insurance company premium taxes, interest on state deposits, interest earnings, the oil and gas lease and production tax, corporation taxes, the cigarette and ad valorem taxes, and profits from the Alabama Alcoholic Beverage Control Board. Most income and sales tax revenues, however, are "earmarked" for the Education Trust Fund.

Revenues received by the State of Alabama for Fiscal Year 1998 totaled $10.58 billion (on a GAAP basis), with the General Fund decreasing 11% to $77.1 million. Taxes, accounting for more than half of all receipts, increased by 5% over Fiscal 1997 collections. The gain was led by strong growth in corporate tax income, offsetting significant losses in oil and gas production taxes. Total appropriations during Fiscal 1998 reached $9.75 billion, up 2.8% from the previous year. General Fund spending represented $981.5 million of this amount, including $12.2 million in distributions to local governments which were introduced during this fiscal year. The final, unobligated cash balance carried forward from the 1998 General Fund is $31.8 million, compared to $47.2 million in Fiscal 1997.

On a cash basis, total General Fund revenues totaled $984.0 million during Fiscal 1998, with appropriations amounting to $981.5 million. Fiscal Year 1999 total appropriations (on a cash basis) from the General Fund are set to reach just over $988 million. Conditional appropriations for Fiscal 1999 are scheduled to total $26.4 million, although actual funding of these projects is not guaranteed.

The governor's budget estimates that state spending for Fiscal Year 2000 will total $7.19 billion (on a cash basis), plus an additional $74.2 million in conditional spending. This budget was introduced to the State House as HB 155, and it is anticipated that it will be adjusted before Fiscal Year 1999 ends on September 30.

Debt Management. Various authorities of the State of Alabama have been given statutory power to issue bonds. Records of bond issues are maintained by the Alabama Treasurer's Office and are included in the bonded indebtedness report, as compiled annually by the State Examiner. As of March 1, 1999, the Treasurer is responsible for paying debt service on 45 issues and is the paying agent on 43 of those issues.

Total bonded indebtedness for the State of Alabama is $1.270 billion for the fiscal year ended September 30, 1998. The annual payment for Fiscal 1998 on these bonds is $180 million.

Deterioration of economic conditions could adversely affect both tax and other governmental revenues, as well as revenues to be used to service various revenue obligations, such as industrial development obligations. Such difficulties could adversely affect the market value of the bonds held by an Alabama Trust and thereby adversely affect Unit holders.

Ratings. State of Alabama general obligation bonds have been assigned the following ratings: Standard & Poor's Ratings Services, AA; Moody's Investors Service, Inc., Aa3; and Fitch IBCA, Inc., AA.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Alabama Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Alabama Trusts to pay interest on or principal of the Bonds.

                          Alabama Trust Series

          The First Trust(registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                        CONNECTICUT TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

PROSPECTUS                               NOTE: THIS PART THREE PROSPECTUS
Part Three                                          MAY ONLY BE USED WITH
Dated March 31, 1999                                PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Connecticut Tax Status of Unit Holders

The assets of a Connecticut Trust will consist of obligations (the "Bonds"), some of which have been issued by or on behalf of the State of Connecticut or its political subdivisions or other public bodies created under the laws of the State of Connecticut ("Connecticut Bonds") and the balance of which have been issued by or on behalf of entities classified for relevant purposes as territories or possessions of the United States, including one or more of Puerto Rico, Guam, or the Virgin Islands, the interest on the obligations of which Federal law would prohibit Connecticut from taxing if received directly by the Unit holders. Certain Connecticut Bonds in a Connecticut Trust were issued prior to the enactment of the Connecticut income tax on the Connecticut taxable income of Individuals, trusts, and estates (the "Connecticut Income Tax"); therefore, bond counsel to the issuers of such Bonds did not opine as to the exemption of the interest on such Bonds from such tax. However, the Sponsor and special counsel to the Connecticut Trust for Connecticut tax matters believe that such interest will be so exempt. Interest on Bonds in a Connecticut Trust issued by other issuers, if any, is, in the opinion of bond counsel to such issuers, exempt from state taxation.

The Connecticut Income Tax was enacted in August 1991. Generally, under this tax as enacted, a Unit holder would recognize gain or loss for purposes of this tax upon the maturity, redemption, sale, or other disposition by a Connecticut Trust of an obligation held by it, or upon the redemption, sale, or other disposition of a Unit of a Connecticut Trust held by the Unit holder, to the same extent that gain or loss is recognized by the Unit holder thereupon for Federal income tax purposes. However, on June 19, 1992, Connecticut legislation was adopted that provides that gains and losses from the sale or exchange of Connecticut Bonds held as capital assets will not be taken into account for purposes of the Connecticut Income Tax for taxable years starting on or after January 1, 1992. Regulations effective for taxable years starting on or after January 1, 1994, clarify that this provision also applies to gain or loss recognized by a Unit holder upon the maturity or redemption of a Connecticut Bond held by a Connecticut Trust. However, it is not clear whether this provision would apply, to the extent attributable to Connecticut Bonds held by a Connecticut Trust, to gain or loss recognized by a Unit holder upon the redemption, sale, or other disposition of a Unit of a Connecticut Trust held by the Unit holder. Unit holders are urged to consult their own tax advisors in this regard.

At the time of the closing for each Connecticut Trust, Special Counsel to the Fund for Connecticut tax matters, which relied explicitly on the opinion of Chapman and Cutler regarding Federal income tax matters, rendered an opinion under then existing Connecticut income tax law applicable to taxpayers whose income is subject to Connecticut income taxation substantially to the effect that:

1. Each Connecticut Trust is not liable for any tax on or measured by net income imposed by the State of Connecticut.

2. Interest income from a Bond issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut (a "Connecticut Bond"), or from a Bond issued by United States territories or possessions the interest on which Federal law would prohibit Connecticut from taxing if received directly by a Unit holder from the issuer thereof, is not taxable under the Connecticut tax on the Connecticut taxable income of individuals, trusts, and estates (the "Connecticut Income Tax") when such interest is received by a Connecticut Trust or distributed by it to such a Unit holder.

3. Insurance proceeds received by a Connecticut Trust representing maturing interest on defaulted Bonds held by a Connecticut Trust are not taxable under the Connecticut Income Tax if, and to the same extent as, such interest would not be taxable thereunder if paid directly to a Connecticut Trust by the issuer of such Bonds.

4. Gains and losses recognized by a Unit holder for Federal income tax purposes upon the maturity, redemption, sale, or other disposition by a Connecticut Trust of a Bond held by a Connecticut Trust or upon the redemption, sale, or other disposition of a Unit of a Connecticut Trust held by a Unit holder are taken into account as gains or losses, respectively, for purposes of the Connecticut Income Tax, except that, in the case of a Unit holder holding a Unit of a Connecticut Trust as a capital asset, such gains and losses recognized upon the maturity, redemption, sale or exchange of a Connecticut Bond held by a Connecticut Trust are excluded from gains and losses taken into account for purposes of such tax, and no opinion is expressed as to the treatment for purposes of such tax of gains and losses recognized, to the extent attributable to Connecticut Bonds, upon the redemption, sale, or other disposition by a Unit holder of a Unit of a Connecticut Trust held by him.

5. The portion of any interest income or capital gain of a Connecticut Trust that is allocable to a Unit holder that is subject to the Connecticut corporation business tax is includable in the gross income of such Unit holder for purposes of such tax.

6. An interest in a Unit of a Connecticut Trust that is owned by or attributable to a Connecticut resident at the time of his death is includable in his gross estate for purposes of the Connecticut succession tax and the Connecticut estate tax.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Economic Outlook. Connecticut's economy has been slow to emerge from a recession that began in early 1989 and ended in late 1992. While its recovery lags behind most of the New England region, Connecticut has regained over 80% of the jobs lost during the recession, unemployment rates are down, retail sales are picking up, and the state has posted the strongest income gains in the nation. Business indicators suggest that the economy is growing at a respectable pace, although growth rates may slow through 2004 in response to rising interest rates and wage pressures resulting from tight labor markets.

During the recession, Connecticut lost 158,200 jobs or about 9.5% of the state's total workforce, with the largest losses in the manufacturing sector. Investors should be aware that manufacturing was historically the most important economic activity in Connecticut. Yet in terms of number of persons employed, this sector lost about 20% of its job base between 1989 and 1992, and losses in this sector still persist. In addition, job losses which started during the recession continued in the finance, insurance and real estate sector until only the last quarter of 1998.

After four years of slow recovery, the state's economy is beginning to gain momentum, and forecasters expect a return to the late 1980s levels of employment within the next few years. Since 1992, Connecticut has recreated over 114,000 jobs. During the early part of the recovery, Connecticut job gains were running well below the national average. During the past three years, however, the state's job growth has been consistent with national trends. Small business is fueling much of the state's job growth; businesses with fewer than 100 employees have contributed over 60% of Connecticut's net job gain over the last 20 years, as compared with 50% nationally. During 1998, Connecticut's total employment increased by about 19,000 jobs or 1.2%. For 1999, however, NEEP (the New England Economic Project) projections indicate that Connecticut will gain only about 2,000 jobs.

The composition of employment in the state has changed significantly over the past decade as high paying manufacturing jobs were replaced by lower paying service sector jobs. Most of the decline in the manufacturing sector results from reductions in federal defense spending, including a 65% decrease between 1985 and 1995. Between 1989 and 1997, manufacturing slipped from 18.6% of the state's total employment to 14.1%, while the finance, insurance and real estate sector dipped from 11.6% to 9.5%. By contrast, declines in these industries have been offset by growth in the service sector, which increased from 27.2% of the state's total employment in 1988 to 34.4% in 1997. The strongest job gains within the service sector have been in security services, recreational services, hotel and lodging, social services and general building contracting.

Unemployment in Connecticut finally dipped below the national average during 1998. The state's unemployment rate dropped significantly from 5.1% in 1997 to only 3.7% in 1998 (the December 1998 rate was as low as 2.8%). Nationally, the average unemployment rate has decreased steadily, from 4.9% in 1997 to 4.5% in 1998. Although they have shown some improvement, unemployment rates in Connecticut's major cities still remain considerably higher than the statewide average. Moreover, high rates of urban unemployment contribute to growing income inequality within the state, so much so that Connecticut families in the top 20% have incomes nearly 15 times higher than those in the bottom 20%. In fact, Connecticut continues to be one of the country's worst states in terms of income inequality. Strong economic growth in conjunction with state policies sensitive to these issues could help to reverse these trends.

Despite the recent positive overall economic growth in Connecticut, some disturbing trends persist. Inflation-adjusted median household income in the state is still 25% lower than it was in 1989, due largely to the fact that the jobs gained during the recovery pay approximately 30% less than the jobs that were lost during the recession. The current positive growth in wages and earnings has been insufficient to compensate for the lower wage bases of the newly-created jobs, particularly with reference to the transfer of jobs from manufacturing to the service sector. Even with solid wage growth, it will take time before the service sector wage base reaches the present wage and salary level of the manufacturing sector.

Other factors contributing to the negative growth trend in real median family income are the aging of the Connecticut labor force and its slow population growth. The state's population continues to increase in age faster than the national trend. In 1997, the national median age was 34.9, while Connecticut's was 36.6. As the labor force ages, less income is derived from salary and wages and more comes from transfer payments (such as social security and government pensions). In addition, Connecticut's overall population growth has been stagnant during the past five years, with annual rates in the -0.1% to 0.1% range. Furthermore, a substantial portion of the state's negative domestic migration rate (accounting for a population loss of 6,500 in 1998) is represented by young families and residents under 45.

Connecticut's per capita income for 1997 was $35,954, a substantial increase of 6.3% from the previous year, making it the highest among the fifty states. This figure is 42.1% higher than the 1997 nationwide per capita income of $25,298 and 18.1% higher than the New England regional average. To put these numbers in perspective, however, it should be noted that prices for goods and services in Connecticut are 22% higher than the national average.

Although all parts of society are not benefiting equally, Connecticut is in the midst of a solid, sustained economic recovery. Net real income is expected to grow in 1999 and 2000, though at a slower rate than during the prior two years. At the same time, housing starts should follow a slow upward trend, and the retail sales rate is expected to accelerate to the end of 2000. Nevertheless, the population loss from outmigration as well as the failure to attract new workers from nearby regions are depleting the volume and quality of the State's workforce.

Revenues and Expenditures. Fiscal Year 1998 saw the deterioration of Connecticut's financial condition slow to the point where an operating surplus was realized for the first time after nine consecutive years of operating deficits-highlighting the state's continual reliance on debt-financing. Traditionally, Connecticut borrows money to cover its annual operating expenses, but for the first time since the recession, the state's resources were at a level sufficient to cover all operating outlays. The total government operating surplus equaled $7 million or 0.06% of total revenues.

The State Comptroller reported in the Comprehensive Annual Financial Report (for the fiscal year ending June 30, 1998) that Connecticut's General Fund closed FY 1998 with a surplus of $389 million, its largest surplus in more than a decade, while the Transportation Fund generated a $25 million deficit. The surplus is primarily the result of exceptionally strong revenue growth. During FY 1998, Connecticut's General Fund revenues increased 6.2% over the previous year to $7.6 billion, lead mainly by 14% growth in state income tax receipts. The state derives over 70% of its revenues from taxes, the most important of which have been the income and sales and use taxes, representing 42.2% and 36.4%, respectively, of FY 1998 General Fund revenues.

Connecticut's total expenditures in Fiscal Year 1998 grew by 4%-about twice the rate of inflation-to reach $12.3 billion. This figure exceeds the state's constitutional cap on expenditures by $194.1 million. Fixed costs (entitlement programs, grant commitments, court mandates and debt service) continue to consume the largest share of state spending, while

Medicaid expenditures, which represent about 20% of General Fund spending, showed modest growth. During FY 1998, the largest increases in overall state expenditures were for health and hospital services, up 6.7% or $60 million; general government, up 9.5% or $68 million; and debt service, up 13.8% or $160 million to total $1.32 billion during that year alone.

Projected tax revenues for Fiscal Year 1999 include changes in the state's corporate tax rate, which was lowered by 1993 legislation after the rate had reached the highest level in the nation. The rate cut is being phased in between January 1996 and January 2000 to decrease the corporate tax from 10.75% to 7.5%. Total General Fund revenues for FY 1999 are estimated at $9.99 billion, $7.96 billion of which are tax receipts. According to the State Comptroller's January 1999 revised estimates, the income tax will exceed the budgetary estimate by $210 million, and the corporate and sales taxes will generate an unexpected $54 million and $21 million, respectively, for FY 1999.

Nevertheless, General Fund spending for FY 1999 is also expected to exceed budgeted levels. The state budgeted $9.97 billion for appropriations, but in January 1999 this amount was increased by $112 million to $10.03 billion. This level of spending, however, only exceeds the statutory spending cap by $29.5 million, compared to last year's excess appropriations totaling $194.1 million. The largest portion of the overspending represents the $80 million appropriation for construction of a new sports stadium in Hartford (Special Session PA 98-
1). This new expense is largely offset by decreased spending within the Department of Social Services due to lower than anticipated expenditures for Medicaid, Child Care Services and a medical coverage plan for uninsured children.

Revised projected General Fund revenues will be sufficient to cover the additional spending and to generate a surplus. It is estimated that General Fund receipts will produce a year-end General Fund surplus of $193 million, down from FY 1998's $389 million balance. The State Comptroller's Office anticipates another General Fund surplus in FY 2000 totaling $68.4 million, but the following two fiscal years are projected to generate a General Fund deficit of $102 million and $138 million.

GAAP Budgeting. Very strong revenue growth, despite a jump in state spending, improved Connecticut's overall financial position in FY 1998. The state's operating balance dropped from a $191 million deficit in FY 1996 to a $95 million deficit in FY 1997 and then to a $7 million surplus in FY 1998. According to Generally Accepted Accounting Principles (GAAP), however, the General Fund balance sheet displayed a cumulative deficit of $694.3 million during FY 1998. Over the past six years, the cumulative General Fund balance sheet deficit has increased by about 33%. The rate of growth in the deficit is slowing, but it is currently 50% higher than in 1993. Deficits will continue to result from the operation of state programs, but some progress is being made in reducing those deficits.

In 1993, the Connecticut General Assembly enacted Public Act 93-402, which authorized the use of Generally Accepted Accounting Principles
(GAAP) for the preparation and maintenance of the state's annual financial statements and the preparation of the state's biennial budget. Originally, conversion to GAAP from the modified cash basis of accounting was scheduled for Fiscal Year 1996. That implementation has been postponed twice and is now currently planned for FY 2000 or 2001.

Debt Management. Connecticut ranks first in the nation in state tax-supported debt burden per capita. Debt per capita reached $2,820 during FY 1998, compared to $1,204 in FY 1990. Despite the state's high resident income, Connecticut's debt-to-income ratio is 19.7%, more than three times the national average of 5.9%. Moreover, nearly 11% of all state spending is applied to the state's debt service.

Outstanding debt and the related debt service requirements have more than doubled during the past decade. Outstanding bonded debt, which consists of unpaid bond issues, increased from $9.229 billion in FY 1997 to $9.299 billion in FY 1998. In addition to bonded debt, the state has unpaid pension debt, workers' compensation claims, employee compensation accumulations and capital leases. When these long-term obligations are added to the state's bonded debt, Connecticut's total debt for FY 1998 rises to $16.651 billion.

Connecticut issued approximately $951 million of new general obligation bonds in FY 1998, a 5.7% increase over the prior year's issuance. In addition, another $828 million of bonds are authorized but unissued. The state's total debt service, as a percentage of government operations, increased to 11% in FY 1998, as compared to 7.2% in FY 1994. No new debt burden was created in FY 1998 for General Obligation Economic Recovery Notes. During FY 1998, $79 million in outstanding Economic Recovery Notes were retired, leaving a balance for final payment during FY 1999 of $78 million.

General obligation bonds issued by Connecticut municipalities are payable primarily from ad valorem taxes on property subject to taxation by the municipality. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The state opposed the petition. The United States Bankruptcy Court for the District of Connecticut has held that Bridgeport has authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the state and its political subdivisions, authorities and agencies. Difficulty in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations and increases in their future borrowing costs.

There can be no assurance that general economic difficulties or the financial circumstances of the state or its towns and cities will not adversely affect the market value of the Bonds in the Connecticut Trusts or the ability of the obligors to pay debt service on such Bonds.

Ratings. The State of Connecticut's general obligation bonds are rated AA by Standard & Poor's Ratings Services. On March 9, 1997, Moody's Investors Service, Inc. refined the state's rating from Aa to Aa3. On March 17, 1995, Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) reduced its rating of the state's general obligation bonds from AA+ to AA.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Connecticut Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Connecticut Trusts to pay interest on or principal of the Bonds.

                        CONNECTICUT TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                           IDAHO TRUST SERIES

          The First Trust(registered trademark) Combined Series
                        The First Trust Advantage

PROSPECTUS                       NOTE: THIS PART THREE PROSPECTUS
Part Three                                  MAY ONLY BE USED WITH
Dated May 28, 1999                          PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Idaho Tax Status of Unit Holders

The assets of the Trust will consist of interest-bearing obligations issued by or on behalf of the State of Idaho ("Idaho") or counties, municipalities, authorities or political subdivisions thereof (the "Idaho Bonds") or by the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands (the "Possession Bonds") (collectively, the "Bonds").

Neither the Sponsor nor its counsel have independently examined the Bonds to be deposited in and held in the Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that:
(i) the Bonds were validly issued, (ii) the Idaho Bonds meet the classification and registration requirements of Idaho Income Tax Regulation 35.01.01.019, (iii) the interest on the Bonds is excludable from gross income for Federal income tax purposes and (iv) the interest on the Bonds is exempt from taxation under the provisions of the Idaho Income Tax Act (the "Idaho income tax"). The opinion set forth below does not address the taxation of persons other than full time residents of Idaho.

In the opinion of Chapman and Cutler, Special Counsel to the Fund for Idaho tax matters, under existing law as of the date of this prospectus and based upon the assumptions set forth above:

(1) The Trust is not an association taxable as a corporation for Idaho income tax purposes and each Unit holder of the Trust will be treated as the owner of a pro rata portion of each of the assets held by the Trust and the income of such portion of the Trust will be treated as income of the Unit holder for Idaho income tax purposes.

(2) Income on the Bonds which is exempt from the Idaho income tax when received by the Trust, and which would be exempt from the Idaho income tax if received directly by a Unit holder, will retain its status as exempt from such tax when received by the Trust and distributed to such Unit holder.

(3) To the extent that interest income derived from the Trust by a Unit holder with respect to Possession Bonds is excludable from gross income for Federal income tax purposes and is exempt from State income taxation pursuant to 48 U.S.C. Section 745, 48 U.S.C. Section 1423a or 48 U.S.C.
Section 1403, such interest income will not be subject to the Idaho income tax.

(4) In general, each Unit holder will recognize gain or loss for Idaho income tax purposes if the Trustee disposes of a Bond (whether by redemption, sale or otherwise) or if the Unit holder redeems or sells Units of the Trust to the extent that such a transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes. However, Idaho income tax law may prevent a Unit holder from taking a recognized loss into account for Idaho income tax purposes, under certain circumstances.

(5) The Idaho income tax does not permit a deduction of interest paid on indebtedness incurred or continued to purchase or carry Units in the Trust to the extent that interest income related to the ownership of Units is exempt from the Idaho income tax.

(6) Any insurance proceeds paid under policies which represent maturing interest on defaulted obligations which are excludable from gross income for Federal income tax purposes will be excludable from the Idaho income tax to the same extent as such interest would have been so excludable if paid by the issuer of such Bonds held by the Trust provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Units may be subject to the Idaho estate and transfer tax. Idaho has special rules regarding a taxpayer's ability to recognize capital losses that apply in certain cases. Unit holders should consult their tax advisors regarding these rules.

Chapman and Cutler has expressed no opinion with respect to taxation under any other provision of Idaho law. Ownership of the Units may result in other Idaho tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?" IN
PART II OF THIS PROSPECTUS.

Certain Considerations

Economic Outlook. At the close of 1998, Idaho completed the twelfth consecutive year of economic expansion, but at a much slower pace than previous years. Exports of agricultural and manufactured goods play an increasingly important role in Idaho's economic performance. Japan, the United Kingdom, Canada, Singapore and Taiwan are the state's biggest customers. It should be noted that the recent Asian currency crises could dampen the outlook for food exports. Exports of American-style snack and fast foods, including frozen french fries and other potato products, to this region have expanded with rising incomes and the westernization of Asian diets. These products will become relatively more expensive due to the devaluation of several Asian currencies.

Agriculture has traditionally played a central role in the Idaho economy, representing approximately 16% of the Gross State Product. Livestock, beef, dairy cattle and sheep are the leading animal products, while the major crops of Idaho's farmers include potatoes, wheat, barley, sugar beets, peas, lentils, seed crops and fruit. According to the 1997 Census of Agriculture, Idaho's annual agricultural products were valued at $3.3 billion. This 1997 figure shows a 10% decline from the previous year, and through 1999 low prices continue to plague the state's huge agricultural industry. Currently, prices for hay, barley and beans are down approximately 20% from 1998 values, while potatoes, wheat and milk are down only 4%-8%.

Most of Idaho's other natural resource-based industries also continue to struggle despite growing state and national economies. Overall non-farm employment grew by 3.5% in 1998, but the mining and lumber-related industries lost jobs. Soft commodities prices took a toll on mining employment, which dropped in 1998 for the first time since 1993. And while it was once the state's largest durable manufacturing employer, the lumber and wood products sector also continues to shed jobs. Losses in these sectors are expected through 2000.

The rapid employment increases enjoyed by the state for the last ten years have already begun to slow and are anticipated to continue slowing. With the exception of mining, the goods-producing sectors (manufacturing, mining and construction) have been the star performers in the state's economic expansion, particularly in the electronics industries. With regards to the most important economic measures, the service-producing sectors are central to Idaho's economy, because they account for 68% of the Gross State Product and 78% of all nonagricultural jobs. Among the service-producing sectors, the weakest performer is expected to be the federal government, which will have stable employment with some decreases due to downsizing of services and employees. The remaining components of the service-producing sectors, including the finance, insurance, real estate, transportation, communication and public utility industries, are expected to continue to have mixed experiences with employment, that is, growth partly offset by right-sizing. The net result is that these industries are expected to average around 1.5% per year employment growth through 2000.

Idaho's unemployment rate dropped to 5.0% in 1998, its lowest level since 1978, although it jumped to a 5.9% average during the first three months of 1999. Per capita personal income in the state reached $21,081, reflecting 3.4% growth during 1998. This figure is 80% of the national per capita personal income level ($26,412), ranking Idaho 43rd among the states. Idaho's population growth, which peaked at 3.0% in 1994, has tapered gradually to 1.6% during 1998, where it is expected to remain over the next few years.

The current outlook for Idaho's economy is for further deceleration in 1999, then a modest increase in the growth rate in the next century. Although the state's employment growth in 1999 is likely to be only half the rate of the past four years, it is still expected to outpace national job growth. Idaho's weakness in 1999 will come primarily from the goods-producing sector, with a 1.5% employment decline forecasted. Particularly weak sectors will include lumber and wood processing, construction and mining. Nevertheless, strong gains in electrical and high-tech manufacturing, services and education are projected to offset these losses.

Revenues and Expenditures. According to State of Idaho law, at no time can governmental expenditures exceed appropriations, so that financially-related legal compliance is assured. At fiscal year end, unexpended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or
(3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

Total revenues available for all government fund types during Fiscal Year 1998 totaled $3.39 billion, reflecting a 6.4% gain from the previous year. This increase was caused by continued growth in Idaho's core revenue sources, with sales tax receipts rising 6.4% and individual and corporate income taxes growing 8.4%, demonstrating the continued strength of the Idaho economy.

The state General Fund accounted for $1.85 billion of these collections and was offset by $1.69 billion in General Fund spending. During Fiscal 1998 every category of appropriations increased over the previous year except transportation and natural resources, both of which had experienced a jump in spending during Fiscal 1997 due to a major flood in northern Idaho in 1996 requiring emergency appropriations from the State Budget Reserve Fund. Public safety/corrections and general government spending showed the greatest gains during Fiscal 1998. The General Fund balance as of June 30, 1998 was $262.3 million, and overall governmental expenditures totaled $3.33 billion, up 3.6%.

The total funding available to the General Fund during Fiscal Year 1999 is projected to reflect 6.8% net growth, including a Fiscal 1998 carryover of $14.2 million. The largest source of income is the individual income tax, representing 51% of all receipts. Sales tax receipts, the corporate income tax and product taxes (beer, wine, liquor and cigarette taxes) represent 36%, 6.9% and 1%, respectively, of General Fund revenues. With three months remaining in Fiscal 1999, the State Division of Financial Management reports that General Fund revenues are $14 million ahead of targeted goals.

General Fund spending currently authorized for Fiscal 1999 is $1.561 billion. The estimated fund balance for the General Fund at the end of Fiscal 1999 is anticipated to be $2.28 million. Expenditures during Fiscal 1999 consist of $1.42 billion in base spending plus $136.2 million in salary increases, inflation adjustments and non-standard adjustments, replacement capital outlays, annualizations, enhancements, personnel benefit roll-up costs and public school spending. Above-base increases in public school expenditures are the largest item of increase, with $44.81 million provided as a lump sum.

Debt Management. The State of Idaho has no outstanding general obligation bond debt. By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available state funds or accounts, as well as external tax anticipation notes which were sold in the open market. All notes issued by the state must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.

The State issued $300 million in Tax Anticipation Notes ("TANs") on July 1, 1997, which matured on June 30, 1998. The 1997 Notes were issued in anticipation of the income and revenues and taxes to be received by the General Fund during the fourth quarter of Fiscal 1998. As required by law, all income and revenues from the taxes collected during the fourth quarter of the 1998 fiscal year were deposited into the Note Payment Account as received until the monies therein together with investment earnings were sufficient to pay principal and interest on the Notes at maturity.

Ratings. Because the State of Idaho does not issue general obligation debt, it has not been assigned any ratings by the major ratings services. Fitch IBCA, Inc., however, has assigned a F1+ rating to Idaho's TANs.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Idaho Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Idaho Trusts to pay interest on or principal of the Bonds.

                           Idaho Trust Series

         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 251, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 1999.

                           THE FIRST TRUST COMBINED SERIES 251
                                   (Registrant)
                           ByNIKE SECURITIES L.P.
                                   (Depositor)


                           ByRobert M. Porcellino
                                 Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

David J. Allen        Sole Director of     )
                      Nike Securities      )
                        Corporation,       )   November 30, 1999
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
                                           ) Robert M. Porcellino
                                           )   Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated November 5, 1999 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated November 24, 1999.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 23, 1999